Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Accounting Policies [Abstract]
Interim Financial Statements

Interim Financial Statements

The consolidated balance sheet for the Company at the end of the preceding fiscal year has been derived from the audited balance sheet and notes thereto contained in the Company’s annual report on Form 10-K for the fiscal year ended August 31, 2017 and is presented herein for comparative purposes. All other financial statements are unaudited. In the opinion of management, all adjustments, which include only normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for all period presented, have been made. The results of operations for the interim periods presented are not necessarily indicative of the operating results for the respective full years.

Certain footnote disclosures normally included in the financial statements prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”) have been omitted in accordance with the published rules and regulations of the Securities and Exchange Commission (“SEC”). These financial statements should be read in conjunction with the financial statements and notes thereto included in the Company’s annual report on Form 10-K for the fiscal year ended August 31, 2017 filed with the SEC on December 7, 2017 and a Post Effective Amendment No. 2 to a Form S-1 filed on April 4, 2018.

Basis of Accounting	Basis of Accounting The basis is United States generally accepted accounting principles.	Basis of Accounting The basis is United States generally accepted accounting principles.
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of UBI Blockchain Internet Ltd. and its wholly owned subsidiary Shenzhen Nova E-commerce, Ltd. (“Nova”) from the date of acquisition of Nova on August 29, 2017 (see Note 4). All intercompany accounts and transactions have been eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of UBI Blockchain Internet Ltd. and its wholly owned subsidiary Shenzhen Nova E-commerce, Ltd. (“Nova”) from the date of acquisition of Nova on August 29, 2017 (see Note 4). All intercompany accounts and transactions have been eliminated in consolidation.

Earnings Per Share

Earnings per Share

The basic earnings (loss) per share of Class A, Class B and Class C common stock is calculated by dividing the Company’s net income (loss) available to Class A, Class B and Class C common shareholders by the weighted average number of Class A, Class B and Class C common shares issued and outstanding during the period. The diluted earnings (loss) per share of Class A, Class B and Class C common stock is calculated by dividing the Company’s net income (loss) available to Class A, Class B and Class C common shareholders by the diluted weighted average number of Class A, Class B and Class C shares outstanding during the period. The diluted weighted average number of Class A, Class B and Class C shares outstanding is the basic weighted number of Class A, Class B, and Class C shares adjusted as of the first of the period for any potentially dilutive debt or equity (none for the periods presented).

Earnings per Share

The basic earnings (loss) per share of Class A, Class B and Class C common stock is calculated by dividing the Company’s net income (loss) available to Class A, Class B and Class C common shareholders by the weighted average number of Class A, Class B and Class C common shares issued and outstanding during the year. The diluted earnings (loss) per share of Class A, Class B and Class C common stock is calculated by dividing the Company’s net income (loss) available to Class A, Class B and Class C common shareholders by the diluted weighted average number of Class A, Class B and Class C shares outstanding during the year. The diluted weighted average number of Class A, Class B and Class C shares outstanding is the basic weighted number of Class A, Class B, and Class C shares adjusted as of the first of the year for any potentially dilutive debt or equity (none at August 31, 2017).

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all short-term investments with a maturity of three months or less at the date of purchase to be cash and cash equivalents.	Cash and Cash Equivalents The Company considers all short-term investments with a maturity of three months or less at the date of purchase to be cash and cash equivalents.
Use of Estimates

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates.

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates.

Property and Equipment

Property and Equipment

Property and equipment is stated at cost less accumulated depreciation. Depreciation is calculated on the straight-line basis over the estimated useful lives of the respective assets. Expenditures for repairs and maintenance are expensed as incurred.

Property and Equipment

Property and equipment is stated at cost less accumulated depreciation. Depreciation is calculated on the straight-line basis over the estimated useful lives of the respective assets. Expenditures for repairs and maintenance are expensed as incurred.

Website Development Costs

Website development costs

Website development costs are carried at cost less accumulated amortization. Website development costs will be amortized over an estimated economic life of 5 years commencing on the date that the website is placed in service.

At February 28, 2018, the expected future amortization expense of website development costs is:

Year ended February 28,	Amount
2019	$19,167
2020	19,167
2021	19,167
2022	19,167
2023	19,167
Total	$95,835

In January 2018, Nova changed the domain name for its website from www.oyamall.com to www.hihealth8.com. The change was made to, among other things, correct certain technical problems which we experienced in testing potential transactions involving Chinese currency. Nova’s website became operational on March 12, 2018.

Nova has yet to generate any revenues, and management does not expect Nova will generate any revenues for the next few months, until such time as the Company actively markets its website. In the meantime, in order for Nova to begin its business operations, Nova will be selling third party products. In the future, management plans to develop its own products for sale. Nova became a wholly owned subsidiary of the Company. It was a management decision to acquire Nova for primarily two business reasons: 1) as a separate subsidiary, once Nova is fully operational, management anticipates it should generate revenues and profit for the Company; and 2) this acquisition provides a test model to utilize the blockchain technology the Company is developing to track drug products sold by Nova. As a test model, this will allow the Company to see if the products sold through its website are substituted with counterfeit products before they reach the final consumer. In other words, products sold through a third party consumer will be tracked using the Company’s blockchain technology to see if there is a break in the supply chain. This will take place once the Company develops its blockchain digital tracking system. The Company will be able to monitor Nova shipments to the final consumer, to determine if there has been any tampering with shipment in the supply chain.

Nova employs two people principally involved in website related creation/maintenance activities. Nova’s expenses are being funded by loans from Tony Liu.

Website development costs

Website development costs are carried at cost less accumulated amortization. Commencing in year ending August 31, 2018, website development costs will be amortized over an estimated economic life of 5 years.

As of August 31, 2107, the expected future amortization expense of website development costs is:

Year ended August 31,	Amount
2018	$18,407
2019	18,407
2020	18,407
2021	18,407
2022	18,407

Total	$92,035

Foreign Currency Translation

Foreign Currency Translation

The reporting currency and functional currency of the Company is the United States Dollar.

The functional currency of Nova is the Chinese Renminbi (“RMB”). Assets and liabilities of Nova are translated into United States dollars at period-end exchange rates ($1.00 = 6.3276 RMB at February 28, 2018). Nova revenues and expenses are translated into United States dollars at weighted average exchange rates ($1.00 = 6.4450 for the three months ended February 28, 2018). Resulting translation adjustments are recorded as a component of accumulated other comprehensive income (loss) within stockholders’ equity.

Transactions denominated in currencies other than the functional currency (principally the Hong Kong Dollar) are translated at the exchange rates prevailing at the dates of the transactions. Exchange gains and losses, which were not significant for the three and six months ended February 28, 2018 and 2017 were reflected in income.

Foreign Currency Translation

The reporting currency and functional currency of the Company is the United States Dollar. The functional currency of Nova is the Chinese Renminbi (“RMB”).

Nova assets and liabilities are translated into United States dollars at period-end exchange rates ($0.1518 at August 31, 2017). Nova revenues and expenses are translated into United States dollars at weighted average exchange rates ($0.1517 for the period August 29, 2017 to August 31, 2017). Resulting translation adjustments are recorded as a component of accumulated other comprehensive income (loss) within stockholders’ equity.

Transactions denominated in currencies other than the functional currency (principally the Hong Kong Dollar) are translated at the exchange rates prevailing at the dates of the transactions. Exchange gains and losses, which were not significant in the years ended August 31, 2017 and August 31, 2016, are reflected in income.

Income Taxes

Income Taxes

The provision for income taxes is the total of the current taxes payable and the net of the change in the deferred income taxes. Provision is made for the deferred income taxes where differences exist between the period in which transactions affect current taxable income and the period in which they enter into the determination of net income in the financial statements.

Income Taxes

The provision for income taxes is the total of the current taxes payable and the net of the change in the deferred income taxes. Provision is made for the deferred income taxes where differences exist between the period in which transactions affect current taxable income and the period in which they enter into the determination of net income in the financial statements.

Revenue Recognition

Revenue recognition

The Company recognizes revenue from services and product sales once all the following criteria for revenue recognition have been met: pervasive evidence that an agreement exists; the services or products have been delivered; the fee is fixed and determinable and not subject to refund or adjustment; and collection of the amount due is reasonably assured. For the periods presented, the Company had no revenues.

Revenue recognition

The Company recognizes revenue from services and product sales once all the following criteria for revenue recognition have been met: pervasive evidence that an agreement exists; the services or products have been delivered; the fee is fixed and determinable and not subject to refund or adjustment; and collection of the amount due is reasonably assured. For the periods presented, the Company had no revenues.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for employee stock-based compensation in accordance with the guidance of FASB ASC Topic 718, “Compensation - Stock Compensation,” which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values. The Company does not have an employee stock option plan.

The Company follows ASC topic 505-50, formerly EITF 96-18, “Accounting for Equity Instruments that are Issued to Other than Employees for Acquiring, or in Conjunction with Selling Goods and Services ,” for stock issued to consultants and other non-employees. In accordance with ACS Topic 505-50, the stock issued as compensation for services provided to the Company are accounted for based upon the fair value of the services provided or the estimated fair market value of the stock, whichever can be more clearly determined. The fair value of the equity instrument is charged directly to expense over the period during which services are rendered.

Stock-Based Compensation

The Company accounts for employee stock-based compensation in accordance with the guidance of FASB ASC Topic 718, “Compensation - Stock Compensation,” which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values. The Company does not have an employee stock option plan.

The Company follows ASC topic 505-50, formerly EITF 96-18, “Accounting for Equity Instruments that are Issued to Other than Employees for Acquiring, or in Conjunction with Selling Goods and Services,” for stock issued to consultants and other non-employees. In accordance with ACS Topic 505-50, the stock issued as compensation for services provided to the Company are accounted for based upon the fair value of the services provided or the estimated fair market value of the stock, whichever can be more clearly determined. The fair value of the equity instrument is charged directly to consulting expense over the period during which services are rendered.

Year End	Year end The Company’s fiscal year-end is August 31.	Year end The Company’s fiscal year-end is August 31.
Reverse Stock Split

Reverse Stock Split

All references to numbers of shares of our common stock and per-share information in the accompanying financial statements have been adjusted retroactively to reflect the Company’s 1-for- 200 reverse stock split effected on January 20, 2016. The par value was not adjusted as a result of the reverse stock split.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Certain accounting pronouncements have been issued by the FASB and other standard setting organizations which are not yet effective and therefore have not yet been adopted by the Company. The impact on the Company’s financial position and results of operations from adoption of these standards is not expected to be material.

Recent Accounting Pronouncements

The Company’s management has evaluated recently issued accounting pronouncements through August 31, 2017 and concluded that they will not have a material effect on future financial statements.